Financial Income	12 Months Ended
Dec. 31, 2018
Financial Income [Abstract]
Disclosure of finance income [text block]
19.	Financial Income

This item is made up as follows:

	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2016
	US$(000)	US$(000)	US$(000)

Special Mining Burden (GEM) (a)	18,574	-	-
Other financial income	9,515	5,350	954

	28,089	5,350	954

(a)	Represents interest related to the GEM refund from the period October 2012 through December 2013 of US$18.6 million (see note 13(d)).